Accounts payable and accrued liabilities	12 Months Ended
Mar. 31, 2024
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities

8. Accounts payable and accrued liabilities

Accounts payable and accrued liabilities include the following amounts:

	March 31,	March 31,
	2024	2023
Trade payables	562,352	1,628,143
Accrued liabilities	125,951	162,557
Provisions	66,899	—
Total	755,202	1,790,700